Commitments and Contingencies - Additional Information (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of commitments and contingencies [line items]
Contingent events	$ 0	$ 0	$ 0